Investments	12 Months Ended
Dec. 31, 2018
Investment [Abstract]
Investments

6.	Investments

($000s)	January 1, 2018	Disposition	Fair value through other comprehensive loss	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2018

Current assets:
Investment in marketable securities	3,435	-	(577)	-	-	-	-	2,858

Non-current assets:
Investment in associate	3,426	-	-	(160)	(1,336)	530	-	2,460

($000s)	January 1, 2017	Dispositions	Gain on disposition	Loss of associates	Impairment	Additions	Other comprehensive loss	December 31, 2017

Current assets:
Investment in marketable securities	2,767	(1,426)	718	-	(680)	2,154	(98)	3,435
Investment in associate	1,894	-	-	(106)	-	1,638	-	3,426

The Company holds common shares of several mining companies that were received as consideration for optioned mineral properties and other short-term investments, including one gold exchange traded receipt. These financial assets are recorded at fair value of $2.9 million (December 31, 2017 - $3.4 million) on the consolidated statements of financial position.

During 2017 the Company received common shares of two mining companies in return for the disposition of mineral properties. These common shares had a fair value of $2.2 million at the time of receipt. Since the time of receipt these investments were impaired, and a $0.7 million expense was recorded on the consolidated statements of operations and comprehensive loss. During 2017 the Company disposed of a portion of its holdings in two investments and recorded a gain of $0.7 million on the consolidated statements of operations and comprehensive loss. During 2018 the Company revalued its holdings in its investments and recorded a fair value reduction of $0.6 million on the statements of comprehensive loss.

Investment in associate relates to Paramount Gold Nevada Corp (“Paramount”). As at December 31, 2018, the Company holds 8.53% (December 31, 2017 – 8.03%) interest in Paramount for which it accounts using the equity method on the basis that the Company has the ability to exert significant influence through its representation on Paramount’s board of directors. During 2018 the Company recorded its proportionate share of Paramount’s net loss of $0.2 million (2017 – $0.1 million) within equity loss of associate on the consolidated statements of operations and comprehensive loss. During 2018 the Company reviewed the recoverability of the investment in Paramount and recorded an impairment of $1.3 million (2017 – nil) on the consolidated statements of operations and comprehensive loss. As at December 31, 2018, the carrying value of the Company’s investment in Paramount was $2.5 million (December 31, 2017 - $3.4 million).

During 2017 the Company purchased 883,200 common shares and 51,600 warrants of Paramount for $1.6 million. Each warrant allowed the Company to purchase one common share of Paramount for US$2.00 per share until February 14, 2018 and allows for the same purchase at US$2.25 within the period February 15, 2018 to February 13, 2019, when they expire. In the first quarter of 2018, the option to purchase the common shares at US$2.00 lapsed and the Company did not purchase additional shares. In the third quarter of 2018, the Company purchased 320,000 units of the associate for US$1.25 per unit. Each unit consists of one common share and one warrant to purchase one-half of a common share of Paramount. Each warrant has a two-year term and is exercisable at US$1.30 in the first twelve months and US$1.50 in the following twelve months.

Subsequent to the year ended December 31, 2018, the warrants to purchase 51,600 common shares at US$2.25 per share were repriced by Paramount to US$0.93 per share and the Company exercised these warrants in addition to warrants to purchase 28,600 shares, transferred to the Company at no additional cost, from parties not wishing to exercise.